Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Credit Risk - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Credit Risk [Abstract]
Trade receivables	$ 22,452	$ 22,428
Joint interest receivables	12,228	11,880
Accounts receivable	$ 34,680	$ 34,308